FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Registrant Name        Woodmen Variable Annuity Account
File Number            811-21254
Registrant CIK Number  0001205700

Report for the six month period ending:  /  /  (a)
                        or fiscal year ending: 12/31/03 (b)
Is this a transition report? (Y/N)  N
Is this an amendment to a previous filing? (Y/N)  N

1.A. Registrant Name:      Woodmen Variable Annuity Account
  B. File Number:          811-21254
  C. Telephone Number:     877-664-3332

2.A. Street:               1700 Farnam
  B. City     Omaha     C. State:  NE    D. Zip Code: 68102
  E. Foreign Country:      Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N) Y
4.  Is this the last filing on this form by Registrant? (Y/N) N
5.  Is Registrant a small business investment company (SBIC)? N
6.  Is Registrant a unit investment trust (UIT)? (Y/N) Y

UNIT INVESTMENT TRUSTS

111.A)  Depositor Name: Woodmen of the World Life Insurance
        Society/Omaha Woodmen Life Insurance Society
    B)  File Number:
    C)  City:  Omaha   State:   NE      Zip Code:   68102
        Foreign Country:                Foreign Postal Code:

112.A)  Sponsor Name: Woodmen of the World Life Insurance
        Society/Omaha Woodmen Life Insurance Society
    B)  File Number:
    C)  City:  Omaha   State:   NE      Zip Code:   68102
        Foreign Country:                Foreign Postal Code:

113.A)  Trustee Name: N/A
    B)  City:        State:        Zip Code:
        Foreign Country:                Foreign Postal Code:


114.A)  Principal Underwriter Name: Woodmen Financial Services,
                                    Inc.
    B)  File Number: 8-53592
    C)  City:  Omaha   State:   NE      Zip Code:   68102
        Foreign Country:                Foreign Postal Code:

115.A)  Independent Public Accountant Name:  Ernst & Young LLP
    B)  City:  Des Moines    State:  IA    Zip Code  50309-2764

116. Family of investment companies information:
     A. Is Registrant part of a family of investment companies?
        (Y/N) Y
     B. Identify the family in 10 letters: WOODMENVAA

117. A. Is Registrant a separate account of an insurance
        company? (Y/N)   Y

     If answer is "Y", are any of the following types of contracts funded by the Registrant?:

     B. Variable annuity contracts? (Y/N)  Y
     C. Scheduled premium variable life contracts? (Y/N)  N
     D. Flexible premium variable life contracts? (Y/N)   N
     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. State the number of series existing at the end of the period that had securities registered under the Securities
     Act of 1933: 1

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period:  1

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted):  $0

121. State the number of series for which a current prospectus was in existence at the end of the period:  1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period: 0

123. State the total value of the additional units considered in answering item 122 ($000s omitted): $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                           Number   Total Assets   Total Income
                         of Series   ($000's     Distributions
                          Investing   omitted)  ($000's omitted)

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or
   debt of brokers' or dealers' parent
F. All other corporate intermed.
   & long-term debt
G. All other corporate short-term
   debt
H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers
I. Investment company equity
   securities
J. All other equity securities 1                         $1,890
K. Other securities
L. Total assets of all series of
   registrant                  1                         $1,890

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
     an entity other than the issuer? (Y/N)   N

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)  $6

132. List the "811" (Investment Company Act of 1940) registration number of all Series of Registrant that are being included in this filing:

     811-21254